Leases - Schedule of Supplemental Balance Sheet Information Related to Operating Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Abstract]
Operating lease ROU assets	$ 17,464	$ 10,604
Operating lease liabilities, current	4,236	4,125
Operating lease liabilities, long-term	$ 18,095	$ 6,844
Weighted average remaining lease term (in years)	8 years 5 months 1 day	5 years 1 month 9 days
Weighted average discount rate	4.21%	3.01%